Warrants - Liability classified warrants (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Warrants
Merger and PIPE financing (In shares)	90,948	6,606,572
Expected Term [Member] | Minimum [Member]
Warrants
Measurement input, warrants			3.89
Expected Term [Member] | Maximum
Warrants
Measurement input, warrants			9.48
Expected volatility | Minimum [Member]
Warrants
Measurement input, warrants			64.29
Expected volatility | Maximum
Warrants
Measurement input, warrants			64.44
Risk-free interest rate | Minimum [Member]
Warrants
Measurement input, warrants			1.12
Risk-free interest rate | Maximum
Warrants
Measurement input, warrants			1.52
Expected dividends
Warrants
Measurement input, warrants			0
Common stock one
Warrants
Merger and PIPE financing (In shares)		6,572
Warrants, exercise price per share | $ / shares		$ 16.17
Common stock two
Warrants
Merger and PIPE financing (In shares)		4,759,536
Warrants, exercise price per share | $ / shares		$ 11.50
Common stock three
Warrants
Merger and PIPE financing (In shares)		468,750
Warrants, exercise price per share | $ / shares		$ 11.50
Common stock four
Warrants
Merger and PIPE financing (In shares)		891,714
Warrants, exercise price per share | $ / shares		$ 11.50
Common stock five
Warrants
Merger and PIPE financing (In shares)		480,000
Warrants, exercise price per share | $ / shares		$ 11.50
Warrant Classified As Liability
Warrants
Merger and PIPE financing (In shares)			130,407
Warrants outstanding-January 1 | $		$ 5,573	$ 86
Warrants issued and modified | $		32,514	1,245
Assumed from ACE upon Closing | $		1,122
Exercised and converted to common stock upon Closing | $		(38,389)
Change in fair value, net | $		(431)	4,242
Warrants outstanding-December 31 | $		$ 389	$ 5,573
Warrant Classified As Liability | Common stock one
Warrants
Merger and PIPE financing (In shares)			10,016
Warrants, exercise price per share | $ / shares			$ 6.74
Warrant Classified As Liability | Common stock two
Warrants
Merger and PIPE financing (In shares)			4,453
Warrants, exercise price per share | $ / shares			$ 6.74
Warrant Classified As Liability | Common stock three
Warrants
Merger and PIPE financing (In shares)			6,573
Warrants, exercise price per share | $ / shares			$ 16.19
Warrant Classified As Liability | Common stock four
Warrants
Merger and PIPE financing (In shares)			18,417
Warrants, exercise price per share | $ / shares			$ 5.51
Warrant Classified As Liability | Common stock five
Warrants
Merger and PIPE financing (In shares)			90,948
Warrants, exercise price per share | $ / shares			$ 8.85